Intangible assets and goodwill - Goodwill (Details) - Goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	$ 1,126,768	$ 969,820
Acquisitions through business combinations	(1,359)	172,472
Effect of movements in exchange rates	(10,816)	(15,524)
Intangible assets and goodwill at end of period	1,114,593	1,126,768
Nuvei Corporation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	373,738	313,560
Acquisitions through business combinations	(1,359)	60,178
Effect of movements in exchange rates	0	0
Intangible assets and goodwill at end of period	372,379	373,738
Digital Payments
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	737,647	640,877
Acquisitions through business combinations	0	112,294
Effect of movements in exchange rates	(10,816)	(15,524)
Intangible assets and goodwill at end of period	726,831	737,647
Loan Payment Pro ("LPP")
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	15,383	15,383
Acquisitions through business combinations	0	0
Effect of movements in exchange rates	0	0
Intangible assets and goodwill at end of period	$ 15,383	$ 15,383